SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital
SCHEDULE OF SHARE CAPITAL

	2024	2023
	USD	USD
Paid up capital:
132,425,321 ordinary shares (2023: 132,425,321 ordinary shares):
At January 1	132,425	105,263
Issue of new shares for the initial public offering	-	6,687
Issue of new shares for the conversion of Convertible Bonds	-	20,475
At December 31	132,425	132,425